Finance Expenses, Net - Summary of Finance Expenses, Net (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Bank fees and interest	$ 464	$ 80	$ 1,001	$ 518	$ 7,362	$ 1,704
Exchange differences	(20,255)	7,567	(20,358)	(1,851)	(1,299)	117,319
Revaluation and interest on convertible loans	27,124		260,114		6,605
Financial expenses, net	$ 7,333	$ 7,647	$ 240,757	$ (1,333)	$ 6,063	$ 119,023